UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10065
Investment Company Act File Number
Tax-Managed Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 97.0%

Security	Shares	Value

Aerospace & Defense — 4.2%
Alliant Techsystems, Inc.(1)	34,100	$2,755,621
Axsys Technologies, Inc.(1)	20,880	891,576
Ceradyne, Inc.(1)	78,800	1,798,216

		$5,445,413

Capital Markets — 3.0%
Affiliated Managers Group, Inc.(1)	42,590	$1,711,692
Lazard, Ltd., Class A	82,650	2,190,225

		$3,901,917

Chemicals — 2.5%
Calgon Carbon Corp.(1)	86,620	$1,088,813
Terra Industries, Inc.	104,410	2,138,317

		$3,227,130

Commercial Banks — 2.4%
Cullen/Frost Bankers, Inc.	59,155	$2,589,214
Glacier Bancorp, Inc.	40,380	619,833

		$3,209,047

Communications Equipment — 1.7%
Comtech Telecommunications Corp.(1)	55,890	$2,168,532

		$2,168,532

Computers & Peripherals — 1.7%
Stratasys, Inc.(1)	209,045	$2,238,872

		$2,238,872

Construction & Engineering — 4.4%
Foster Wheeler, Ltd.(1)	105,230	$2,101,443
Granite Construction, Inc.	51,210	1,803,616
Perini Corp.(1)	92,230	1,922,995

		$5,828,054

Distributors — 1.8%
LKQ Corp.(1)	204,990	$2,367,634

		$2,367,634

Electrical Equipment — 1.0%
Baldor Electric Co.	91,100	$1,276,311

		$1,276,311

Electronic Equipment, Instruments & Components — 3.3%
FLIR Systems, Inc.(1)	90,330	$2,255,540
National Instruments Corp.	97,480	2,092,896

		$4,348,436

Energy Equipment & Services — 3.7%
CARBO Ceramics, Inc.	57,370	$2,062,451
NATCO Group, Inc., Class A(1)	89,475	1,532,707
Willbros Group, Inc.(1)	134,661	1,311,598

		$4,906,756

Food Products — 2.5%
Corn Products International, Inc.	38,040	$880,626
Ralcorp Holdings, Inc.(1)	40,930	2,423,875

		$3,304,501

Health Care Equipment & Supplies — 7.1%
IDEXX Laboratories, Inc.(1)	53,320	$1,748,896
Immucor, Inc.(1)	35,420	981,488
ResMed, Inc.(1)	66,265	2,643,974
West Pharmaceutical Services, Inc.	68,720	2,282,878
Wright Medical Group, Inc.(1)	79,240	1,643,438

		$9,300,674

1

Security	Shares	Value

Health Care Providers & Services — 1.7%
VCA Antech, Inc.(1)	120,730	$2,272,139

		$2,272,139

Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A(1)	171,300	$2,153,241

		$2,153,241

Household Products — 2.3%
Church & Dwight Co., Inc.	57,440	$3,057,531

		$3,057,531

Industrial Conglomerates — 0.9%
Textron, Inc.	126,120	$1,138,864

		$1,138,864

Insurance — 5.0%
Fidelity National Financial, Inc., Class A	145,510	$2,127,356
Hanover Insurance Group, Inc. (The)	33,990	1,373,876
HCC Insurance Holdings, Inc.	54,740	1,281,463
Markel Corp.(1)	6,730	1,817,302

		$6,599,997

IT Services — 3.7%
Euronet Worldwide, Inc.(1)	253,690	$2,549,585
SAIC, Inc.(1)	113,740	2,245,228

		$4,794,813

Machinery — 1.9%
Astec Industries, Inc.(1)	45,990	$1,129,974
Manitowoc Co., Inc. (The)	153,270	842,985
Valmont Industries, Inc.	14,200	576,236

		$2,549,195

Metals & Mining — 0.8%
IAMGOLD Corp.	143,800	$983,592

		$983,592

Multiline Retail — 3.7%
Big Lots, Inc.(1)	111,040	$1,493,488
Dollar Tree, Inc.(1)	77,940	3,328,817

		$4,822,305

Multi-Utilities — 0.9%
CMS Energy Corp.	97,200	$1,142,100

		$1,142,100

Oil, Gas & Consumable Fuels — 8.6%
Forest Oil Corp.(1)	128,290	$1,924,350
Goodrich Petroleum Corp.(1)	83,180	2,403,902
Petrohawk Energy Corp.(1)	144,030	2,838,831
Range Resources Corp.	41,535	1,488,614
St. Mary Land & Exploration Co.	87,940	1,701,639
Walter Industries, Inc.	53,170	980,455

		$11,337,791

Personal Products — 2.6%
Chattem, Inc.(1)	50,030	$3,382,028

		$3,382,028

Pharmaceuticals — 2.5%
Perrigo Co.	89,750	$2,634,163
Sepracor, Inc.(1)	42,120	640,224

		$3,274,387

Professional Services — 2.6%
FTI Consulting, Inc.(1)	47,070	$1,930,341
Robert Half International, Inc.	87,000	1,474,650

		$3,404,991

2

Security	Shares	Value

Road & Rail — 3.4%
Kansas City Southern(1)	101,600	$1,845,056
Landstar System, Inc.	73,270	2,628,195

		$4,473,251

Semiconductors & Semiconductor Equipment — 6.4%
Atheros Communications, Inc.(1)	104,190	$1,251,322
Cypress Semiconductor Corp.(1)	613,870	2,768,554
Intersil Corp., Class A	155,570	1,448,357
MEMC Electronic Materials, Inc.(1)	48,240	656,064
Varian Semiconductor Equipment Associates, Inc.(1)	84,410	1,607,166
Verigy, Ltd.(1)	79,000	656,490

		$8,387,953

Software — 4.0%
Sybase, Inc.(1)	102,699	$2,804,710
Synopsys, Inc.(1)	129,730	2,400,005

		$5,204,715

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	90,100	$2,948,973

		$2,948,973

Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc.(1)	214,280	$2,284,225

		$2,284,225

Trading Companies & Distributors — 1.1%
GATX Corp.	62,374	$1,503,213

		$1,503,213

Total Common Stocks (identified cost $160,041,221)		$127,238,581

Private Placements — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$28,000

Total Private Placements (identified cost $80,000)		$28,000

Special Warrants — 0.1%

Security	Shares	Value

Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$90,000

Total Special Warrants (identified cost $480,000)		$90,000

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(4)	$3,353	$3,353,377

Total Short-Term Investments (identified cost $3,353,377)		$3,353,377

Total Investments — 99.6% (identified cost $163,954,598)		$130,709,958

Other Assets, Less Liabilities — 0.4%		$481,359

Net Assets — 100.0%		$131,191,317

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $16,037.

3

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,593,760

Gross unrealized appreciation	$7,106,672
Gross unrealized depreciation	(40,990,474)

Net unrealized depreciation	$(33,883,802)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Dates of
Description	Acquisition	Shares	Cost	Value

Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$28,000

			$80,000	$28,000

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities			$560,000	$118,000

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$130,591,958
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	118,000

Total		$130,709,958

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In
Securities
Balance as of October 31, 2008	$236,000
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(118,000)
Net purchases (sales)	—
Accrued discount (premium)	—

Balance as of January 31, 2009	$118,000

Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009